Note 21 - Income Taxes - Unrecognized Deferred Tax Assets (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Mark to market gains (losses) on derivative instruments [member]
Statement Line Items [Line Items]
Mark to market losses on derivative instruments	$ 7,239
Tax losses and excess of tax basis over book basis [member]
Statement Line Items [Line Items]
Mark to market losses on derivative instruments	$ 32,911	$ 15,824